UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Levy, Harkins & Company, Inc.

                                 Address: 570 Lexington Avenue, 27th Fl.
                                          New York, NY 10022

                                 13F File Number: 06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia LoScalzo

Title: Office Manager

Phone: 212-888-3030

Signature,               Place,                         and Date of Signing:

/s/ Lucia LoScalzo       570 Lexington, NYC 10022       2/6/03
--------------------------------------------------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $124,097 (thousands)

List of Other Included Managers:


No.  13F File Number                                         Name

                                           None
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

FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS     CUSIP       (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED   NONE
---------------------------- ---------------- ---------     --------  -------- --- ---- ------- -----------  ------  -------  ------
American Express             COM              025816 10 9     6,419   181,595           Sole      None        None
American Int.l Group         COM              026874 10 7     5,744    99,304           Sole      None        None
Asia Satellite Telecom.      Sponsored ADR    04516X 10 6      785     68,960           Sole      None        None
Berkshire Hathaway           CL B             084670 20 7    15,461    6,381            Sole      None        None
Bear, Stearns & Co.          COM              073902 10 8     9,859   165,978           Sole      None        None
Boeing Company               COM              097023 10 5     5,338   161,800           Sole      None        None
Cabot Corporation            COM              127055 10 1     5,237   197,335           Sole      None        None
Countrywide Credit           COM              222372 10 4     8,714   168,705           Sole      None        None
Echostar Comm.               CL A             278762 10 9    15,617   701,557           Sole      None        None
Ethan Allen Interiors        COM              297602 10 4     6,755   196,537           Sole      None        None
Fidelity National Fin.       COM              316326 10 7     9,838   299,661           Sole      None        None
Gannett Incorporated         COM              364730 10 1     7,571   105,450           Sole      None        None
Mack Cali Realty Corp.       COM              554489 10 4     4,434   146,345           Sole      None        None
Moody's Corporation          COM              615369 10 5     7,178   173,843           Sole      None        None
Qualcomm Inc.                COM              747525 10 3     5,872   161,352           Sole      None        None
Scotts CO                    CL A             810186 10 6     4,393    89,575           Sole      None        None
Traffix, Inc.                COM              892721 10 1      227     69,750           Sole      None        None
Regis Corp.-MINN             COM              758932 10 7     4,655   179,120           Sole      None        None